5. TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2017
Trade Receivables
TRADE RECEIVABLES
5.	TRADE RECEIVABLES

		Consolidated
	12/31/2017	12/31/2016
Trade receivables
Third parties
Domestic market	1,290,823	1,027,639
Foreign market	982,846	919,936
	2,273,669	1,947,575
Allowance for doubtful accounts	(191,979)	(172,782)
	2,081,690	1,774,793
Related parties (Note 18 b)	115,388	129,837
	2,197,078	1,904,630
Other receivables
Dividends receivable (Note 18 b) (*)	41,528	37,679
Advances to employees	33,942	34,607
Other receivables	3,667	20,300
	79,137	92,586
	2,276,215	1,997,216

(*) Refers mainly to dividends from CSN Mineração S.A. totaling R$ 837,084 received in February 2018.

The Company assigns certain accounts receivable to anticipate the cash inflows and eliminate the credit risk of the notes. These transactions amounted to R$181,972 as of December 31, 2017 (R$263,644 as of December 31, 2016).

The breakdown of gross trade receivables from third parties is as follows:

		Consolidated
	12/31/2017	12/31/2016
Current	1,391,839	1,381,255
Past-due up to 180 days	310,106	245,012
Past-due over 180 days	571,724	321,308
	2,273,669	1,947,575

The movements in the Group’s allowance for doubtful debts are as follows:

		Consolidated
	12/31/2017	12/31/2016
Opening balance	(172,782)	(151,733)
Estimated losses	(36,697)	(25,474)
Recovery of receivables	17,500	4,425
Closing balance	(191,979)	(172,782)